Small Cap Index Trust Expense Example - Small Cap Index Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	732
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	972
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 671